UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares				Value

COMMON STOCKS - 24.98%

Cable & Other Pay Television Services - 4.89%
12,284	Liberty Latin America Ltd. Class A *			$ 237,572
20,835	Liberty Latin America Ltd. Class C *			405,241
				642,813
Computer Programming, Data Processing, Etc. - 0.11%
2,000	EverQuote, Inc. Class A *			14,880

Fire, Marine & Casualty Insurance - 9.34%
3,236	Berkshire Hathaway, Inc. Class B *			650,080
24,318	Greenlight Capital Reinsurance, Ltd. Class A *			264,337
30,246	Third Point Reinsurance Ltd. *			313,953
				1,228,370
Gold & Silver Ores - 5.80%
28,703	Barrick Gold Corp.			393,518
32,321	Goldcorp, Inc.			369,752
				763,270
Patent Owners & Lessors - 4.83%
64,213	Liberty Tax, Inc. *			635,067

TOTAL FOR COMMON STOCKS (Cost $3,063,463) - 24.98%				3,284,400

Exchange Traded Funds - 3.09%

Exchange Traded Fund - 3.09%
38,900	Sprott Physical Gold Trust *			406,505

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $414,699) - 3.09%				406,505

Corporate Bonds - 6.08%

Automotive - 1.90%
250,000	Ford Motor Corp. ●			249,772

Banking - 3.04%
400,000	WFC Holdings Corp. 2.125%, 04/22/2019 ●			399,880

Specialty Finance - 1.14%
150,000	Harley-Davidson Financial Services ●			149,529

TOTAL FOR CORPORATE BONDS (Cost $799,435) - 6.08%				799,181

United States Treasury Note Bonds - 52.84%
1,000,000	Us Treasury Note 1.25%, 03/31/2019 ●			1,000,000
1,000,000	Us Treasury Note 0.75%, 07/15/2019 ●			994,961
1,000,000	Us Treasury Note 1.125%, 12/31/2019 ●			990,352
1,000,000	Us Treasury Note 1.125%, 04/30/2020 ●			986,484
1,000,000	Us Treasury Note 1.375%, 01/31/2021 ●			983,125
1,000,000	Us Treasury Bill 0.00%, 04/25/2019 ●			998,441
1,000,000	Us Treasury Bill 0.00%, 06/20/2019 ●			994,747
TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $6,954,073) - 52.84%				6,948,110

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $95.69) - .00%				0

SHORT TERM INVESTMENTS - 12.54%
1,648,713	Morgan Stanley Institutional Liquidity Funds 2.27% **			1,648,713
TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,648,713) - 12.54%				1,648,713

TOTAL INVESTMENTS (Cost $12,880,480) *** - 99.52%				13,086,909

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.48%				63,354

NET ASSETS - 100.00%				13,150,263

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2019.
● Level 2 Security

*** At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,880,480 amounted to $206,433, which consisted of aggregate gross unrealized appreciation of $591,399 and aggregate gross unrealized depreciation of $384,966.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,880,480 amounted to $206,433, which consisted of aggregate gross unrealized appreciation of $591,399 and aggregate gross unrealized depreciation of $384,966.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$3,284,400	$0	$0	$3,284,400
Exchange Traded Funds		$406,505	$0	$0	$406,505
Corporate Bonds		$0	$799,181	$0	$799,181
US Treasuries		$0	$6,948,110	$0	$6,948,110
Put Options		$0	$0	$0	$0
Cash Equivalents		$1,648,713	$0	$0	$1,648,713
Total		$5,339,618	$7,747,291	$0	$13,086,909

		Frank Value Fund
		Schedule of Options Purchased
		March 31, 2019 (Unaudited)

PUT OPTIONS - 0.00% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Japanese Yen		10,000	$ 9,021	$ 150.50	4/19/2019	$ 0

Total Put Options (Premiums Paid $95.69) - 0.00%						$ 0

Leigh Baldwin Total Return Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares				Value

COMMON STOCKS - 41.40%

Aircraft - 1.62%
100	The Boeing Co.			$ 38,142

Air Transportation, Scheduled - 6.56%
3,000	Delta Airlines, Inc.			154,950

Construction Machinery & EquipmentT - 5.74%
1,000	Caterpillar, Inc.			135,490

Electronic Computers - 9.65%
1,200	Apple, Inc. *			227,940

Oil & Gas Field Services, Nec - 2.77%
1,500	Schlumberger Ltd.			65,355

Security Brokers, Dealers & Fl - 3.57%
2,000	Morgan Stanley			84,400

Semiconductors & Related Devices - 3.43%
1,000	Applied Materials, Inc.			39,660
1,000	Micron Technology, Inc. *			41,330
				80,990
Services, Business Services, NEC - 3.09%
400	Alibaba Group Holding Ltd. (China) *			72,980

Services-Computer Programming - 4.97%
100	Alphabet, Inc. *			117,331

TOTAL FOR COMMON STOCKS (Cost $967,984) - 41.40%				977,578

EXCHANGE TRADED FUNDS - 44.62%
1,000	Invesco QQQ Turst Series I ETF			179,660
800	S&P 500 ETF Trust			225,984
2,500	SPDR Dow Jones Industrial Average ETF Trust			647,825

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,043,266) - 44.62%				1,053,469

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $113,541) - 3.30%				77,833

SHORT TERM INVESTMENTS - 33.58%
792,729	Fidelity Government Fund Class-I 2.33% (Cost $792,729) **			792,729

TOTAL INVESTMENTS (Cost $2,917,519) *** - 122.89%				2,901,609

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $25,227) - (2.19%)				(51,608)

OTHER ASSETS LESS LIABILITIES - (20.71%)				(488,944)

NET ASSETS - 100.00%				$ 2,361,057

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2019.

*** At March 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,917,519 amounted to net depreciation of $51,294, which consisted of aggregate gross unrealized appreciation of $27,659 and aggregate gross unrealized depreciation of $23,635.

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At March 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,917,519 amounted to net depreciation of $51,294, which consisted of aggregate gross unrealized appreciation of $27,659 and aggregate gross unrealized depreciation of $23,635.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$977,578	$0	$0	$977,578
Exchange Traded Funds		$1,053,469	$0	$0	$1,053,469
Call Options		5,444	$0	$0	$5,444
Put Options		$72,389	$0	$0	$72,389
Cash Equivalents		$792,729	$0	$0	$792,729
Total		$2,901,609	$0	$0	$2,901,609

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		51,608	$0	$0	$51,608
Total		$51,608	$0	$0	$51,608

Leigh Baldwin Total Return Fund
Schedule of Options Purchased
March 31, 2019 (Unaudited)

CALL OPTIONS * - .23%
Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Alibaba Group Holding Ltd. (China)	Fidelity National Financial Services Corp.	4	$ 72,980	185.00	4/18/2019	$ 1,200

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	10	259,130	260.00	3/29/2019	30

DICK'S Sporting Goods, Inc.	Fidelity National Financial Services Corp.	10	36,810	38.00	4/12/2019	400

Morgan Stanley	Fidelity National Financial Services Corp.	10	42,200	43.00	3/29/2019	10

Micron Technology, Inc.	Fidelity National Financial Services Corp.	10	41,330	42.50	4/12/2019	740

S&P 500 ETF Trust	Fidelity National Financial Services Corp.	8	225,984	281.00	4/12/2019	3,064

Total Call Options (Premiums Paid $6,659) - .23%						$ 5,444

PUT OPTIONS * - 3.07%
Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Apple, Inc.	Fidelity National Financial Services Corp.	6	$ 113,970	182.50	3/29/2019	$ 6

Apple, Inc.	Fidelity National Financial Services Corp.	6	113,970	195.00	7/19/2019	7,350

Applied Materials, Inc.	Fidelity National Financial Services Corp.	10	39,660	43.00	4/18/2019	4,080

The Boeing Co.	Fidelity National Financial Services Corp.	1	38,142	380.00	4/18/2019	810

Alibaba Group Holding Ltd. (China)	Fidelity National Financial Services Corp.	4	72,980	190.00	9/20/2019	7,128

Caterpillar, Inc.	Fidelity National Financial Services Corp.	10	135,490	135.00	5/17/2019	5,530

Delta Airlines, Inc.	Fidelity National Financial Services Corp.	10	51,650	51.00	3/29/2019	10

Delta Airlines, Inc.	Fidelity National Financial Services Corp.	10	51,650	50.00	6/21/2019	1,850

Delta Airlines, Inc.	Fidelity National Financial Services Corp.	10	51,650	55.00	9/20/2019	5,800

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	10	259,130	252.00	3/29/2019	40

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	10	259,130	265.00	6/21/2019	9,510

DICK'S Sporting Goods, Inc.	Fidelity National Financial Services Corp.	10	36,810	40.00	6/21/2019	4,400

Alphabet, Inc.	Fidelity National Financial Services Corp.	1	117,331	1160.00	4/18/2019	1,585

Morgan Stanley	Fidelity National Financial Services Corp.	10	42,200	45.00	4/18/2019	3,000

Morgan Stanley	Fidelity National Financial Services Corp.	10	42,200	46.00	6/21/2019	4,350

Micron Technology, Inc.	Fidelity National Financial Services Corp.	10	41,330	45.00	7/19/2019	5,700

Invesco QQQ Trust ETF	Fidelity National Financial Services Corp.	10	179,660	170.00	4/18/2019	400

Schlumberger Ltd.	Fidelity National Financial Services Corp.	15	65,355	45.00	5/17/2019	3,600

S&P 500 ETF Trust	Fidelity National Financial Services Corp.	8	225,984	271.00	3/29/2019	8

S&P 500 ETF Trust	Fidelity National Financial Services Corp.	8	225,984	285.00	7/19/2019	7,232

Total Put Options (Premiums Paid $106,882) - 3.07%						$ 72,389

TOTAL PURCHASED OPTIONS (Premiums Paid $113,541) - 3.30%						$ 77,833

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Leigh Baldwin Total Return Fund
Schedule of Options Written
March 31, 2019 (Unaudited)

CALL OPTIONS * - 2.19%
Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Apple, Inc.	Fidelity National Financial Services Corp.	6	$ 113,970	182.50	3/29/2019	4,440

The Boeing Co.	Fidelity National Financial Services Corp.	1	38,142	380.00	4/18/2019	1,017

Alibaba Group Holding Ltd. (China)	Fidelity National Financial Services Corp.	4	72,980	177.50	4/5/2019	2,360

Caterpillar, Inc.	Fidelity National Financial Services Corp.	10	135,490	135.00	5/17/2019	5,570

Delta Airlines, Inc.	Fidelity National Financial Services Corp.	10	51,650	51.00	3/29/2019	670

Delta Airlines, Inc.	Fidelity National Financial Services Corp.	10	51,650	50.00	6/21/2019	3,450

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	10	259,130	252.00	3/29/2019	7,190

SPDR Dow Jones Industrial Average ETF Trust	Fidelity National Financial Services Corp.	5	129,565	255.00	3/29/2019	1,975

Alphabet, Inc.	Fidelity National Financial Services Corp.	1	117,331	1160.00	4/18/2019	3,030

Micron Technology, Inc.	Fidelity National Financial Services Corp.	10	41,330	39.00	4/5/2019	2,480

Invesco QQQ Turst Series I ETF	Fidelity National Financial Services Corp.	5	89,830	170.00	3/29/2019	4,600

Invesco QQQ Turst Series I ETF	Fidelity National Financial Services Corp.	5	89,830	170.00	4/18/2019	5,230

Schlumberger Ltd.	Fidelity National Financial Services Corp.	4	17,428	45.00	4/18/2019	236

S&P 500 ETF Trust	Fidelity National Financial Services Corp.	8	225,984	271.00	3/29/2019	9,360

Total Call Options (Premiums Received $43,891) - 2.19%						51,608

TOTAL WRITTEN OPTIONS (Premiums Received $43,891) - 2.19%						51,608

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

	Camelot Fund
	Schedule of Investments
	March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 53.50%

Agriculture - .00%
240,000	Black Earth Farming Ltd. ADR ● ^ † *	$ 800

Automotive - .04%
5,926	Exide Technologies ^ *	8,593

Biotech & Pharma - 2.89%
30,000	Akorn, Inc. *	105,600
1,000	Biogen, Inc. *	236,380
4,000	Bristol-Myers Squibb Co. *	190,840
167,850	Inyx, Inc. ● *	302
3,000	Perrigo Co. Plc	144,480
		677,602
Chemicals - 6.77%
2,500	Linde AG (Germany)	547,515
34,576	MPM Holdings, Inc. *	1,039,009
		1,586,524
Consumer Products - 3.03%
16,400	Conagra Brands, Inc.	454,936
11,000	Hain Celestial Group, Inc. *	254,320
		709,256
Fats & Oils - 1.13%
5,000	Bunge Ltd.	265,350

Gaming, Lodging & Restaurants - .62%
10,000	Guoco Group Ltd. (Hong Kong)	144,958

Hardware - 2.48%
67,741	IEC Electronics Corp. *	446,026
8,011	Medion AG (Germany) *	133,887
		579,913
Healthcare Facilities & Services - 5.10%
7,000	Acadia Healthcare Company, Inc. *	205,170
29,650	Brookdale Senior Living, Inc. (a) *	195,097
4,000	DaVita, Inc. *	217,160
3,500	Magellan Health, Inc. *	230,720
11,796	McKesson Europe AG (Germany) *	346,658
		1,194,805
Holding Companies - .00%
400	Stoneleigh Partners Acquisition Corp. ^ †*	0

Home & Office Products - .82%
12,500	Newell Brands, Inc. *	191,750

Hospital & Medical Service Plans - 3.30%
5,000	Centene Corp. *	265,500
1,500	Cigna Corp.	241,230
1,000	Humana, Inc.	266,000
		772,730
IT Services - .00%
65,000	Computer Horizons Corp. ^ † *	0

Media - 1.79%
50,000	30DC, Inc. ● *	260
9,000	Cars.com, Inc. *	205,200
4,500	CBS Corp. *	213,885
		419,345
Medical Equipment & Devices - 1.12%
2,000	Zimmer Biomet Holdings, Inc. (b)	262,940

Mining - .98%
15,000	AngloGold Ashanti Ltd.	196,500
20,000	Turquoise Hill Resources Ltd. *	33,200
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ † *	0
		229,700

Oil, Gas & Coal - 2.33%
7,500	Devon Energy Corp.	236,700
2,000	Diamondback Energy, Inc. *	203,060
551	Dommo Energia SA ADR ● *	10,547
10,000	Qep Resources, Inc. *	77,900
2,152	Seadrill Ltd. (United Kingdom) + ● # *	17,883
		546,090
Real Estate - 1.77%
45,000	Conwert Immobilien Invest SE (Austria) ^ *	0
11,500	CA Immobilien Anlagen AG (Austria) *	415,354
		415,354
Restaurants - .91%
304,811	Bab, Inc.	213,368

Retail - Grocery Stores - .83%
9,000	Sprout Farmers Market, Inc. *	193,860

Semiconductors - 1.92%
2,500	NXP Semiconductors NV	220,975
4,000	Qualcomm, Inc.	228,120
		449,095
Services - Auto Rental & Leasing - 1.72%
34,300	EHI Car Services *	403,368

Services - Computer Processing & Data Preparation -1.89%
5,100	DXC Technology	327,981
6,000	Eventbrite, Inc. *	115,020
		443,001
Services - Personal Services - .88%
6,000	Yelp, Inc. *	207,000

Services - Business Services, Nec - 2.80%
2,400	Alliance Data Systems Corp.	419,952
10,000	Nielsen Holdings, Plc.	236,700
		656,652
Software - 5.55%
4,000	Citrix Systems, Inc.	398,640
9,000	LogMeIn, Inc.	720,900
32,000	Playtech Plc. *	181,197
		1,300,737
Technology Services - .99%
3,000	Science Applications International Corp. *	230,850

Telecom - 1.82%
94,529	NII Holdings, Inc. *	185,277
35,000	Oi SA ADR *	65,800
28,000	Telecom Italia SpA ADR *	175,840
		426,917
Waste & Environmental Services & Equipment - .02%
43,000	Strategic Environmental & Energy Resources, Inc. ^ *●	3,823

Escrow Shares - .00%
1,777	Exide Technologies ^ † * ●	0
200	Petrocorp., Inc. ^ † *	0
		0

TOTAL FOR COMMON STOCKS (Cost $13,958,369) - 42.53%		12,534,381

ASSET-BACKED SECURITIES - .72%
5,890	AFC Home Equity Loan Trust Series 2000-02 Class 1A 2.88113% (1 Month LIBOR USD + 0.390%), 6/25/2030 ** + ●	5,503
145,018	Citigroup Mortgage Loan Trust Inc. Series 2005-OPT1 Class M3 2.79613% (1 Month LIBOR USD + 0.470%), 2/25/2035 ** + ●	138,025
649,319	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2 2.41113 (1 Month LIBOR USD + 0.320%), 6/25/2047 ** + ●	15,181
9,304	Countrywide Home Equity Loan Trust Series 2005-A Class 2A 2.31325% (1 Month LIBOR USD + 0.240%), 4/15/2035 ** + ●	8,976
960,000	Countrywide Alternative Loan Series 07-0A7 Class A3 0.5017% (1 Month LIBOR USD + 0.300%) 5/25/2047 ** + ^ ●	0
TOTAL FOR ASSET-BACKED SECURITIES (Cost $149,762) - .72%		167,685

CLOSED-END FUNDS - 4.75%
15,000	Altaba, Inc. (a) (b) *	1,111,800
TOTAL FOR CLOSED-END FUNDS (Cost $800,850) - 4.75%		1,111,800

CONVERTIBLE BONDS - 1.79%

Banking - 1.79%
500,000	BNP Paribas Fortis SA (France) 1.671% (3 Month EURIBOR + 2.000%), Perpetual ** + ● €	418,668

TOTAL FOR CONVERTIBLE BONDS (Cost $551,189) - 1.79%		418,668

CORPORATE BONDS - 10.49%

Automotive - 2.17%
189,580	Exide Technologies 7.00%, 4/30/2025 ●	104,269
510,454	Exide Technologies 11.00%, 4/30/2022 ● # †	403,259
		507,528
Diversified Financial Services - 3.28%
5,000,000	Hellas Telecommunication Luxembourg II SCA (United Kingdom) 6.054%, 1/15/2015 + ^ # †●	6,250
110,000	Lehman Brothers Holdings, Inc. 5.98%, 2/17/2015 + ●	2,090
130,000	Lehman Brothers Holdings, Inc. 7.27%, 7/08/2014 + ●	2,275
100,000	Lehman Brothers Holdings, Inc. 7.00%, 1/28/2020 + ●	1,750
100,000	Lehman Brothers Holdings, Inc. 5.50%, 2/27/2020 + ●	1,750
100,000	Lehman Brothers Holdings, Inc. 8.25%, 9/23/2020 + ●	1,750
200,000	Lehman Brothers Holdings, Inc. 8.75%, 2/14/2023 + ●	3,500
1,000,000	Twin Reefs Pass-Through Trust 0.00%, Perpetual + ^ # †●	750,000
		769,365
Engineering & Construction Services - 1.13%
1,000,000	Astaldi 7.125%, 12/01/2020	263,782

Media - 1.31%
58,000	iHeart Communications, Inc. 9.00%, 3/01/2021 + ●	40,890
276,000	iHeart Communications, Inc. 11.25%, 3/01/2021 + ●	194,580
100,000	iHeart Communications, Inc. 9.00%, 9/15/2022 + ●	70,500
		305,970
Oil, Gas & Coal - .49%
3,500,000	OGX Austria GMBH 8.50%, 6/01/2018 + ^ †●	35
110,102	Seadrill New Finance Private Placement Series 144A 12.00%, 7/15/2025	113,680
		113,715
Radio Telephone Communications - .57%
500,000	Digicel 9.125%, 4/01/2024 ●	132,500

Retail - 1.56%
500,000	The Neiman Marcus Group LLC. 7.125%, 6/01/2028 ●	365,000

Venture Capital - .00%
25,000	Infinity Capital Group 7.00%, 12/31/49 + ^ †	0

TOTAL FOR CORPORATE BONDS (Cost $3,095,333) - 10.49%		2,457,860

ESCROW NOTES - .00%
20,000	Mirant Corp. + ^ †●	0
300,000	NewPage Corp. + ^ †●	0
TOTAL FOR ESCROW NOTES (Cost $196,568) - .00%		0

MORTGAGE-BACKED SECURITIES - .40%
533,865	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.74085%, 6/25/2035 ● ~	92,590
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $347,012) - .40%		92,590

MUNICIPAL BONDS - 3.08%

Puerto Rico - 3.08%
50,000	Puerto Rico Public Buildings Authority Series U 5.00%, 7/01/2018 + ●	34,550
40,000	Puerto Rico Public Buildings Authority Series C 5.75%, 7/01/2019 + ●	27,640
55,000	Puerto Rico Public Buildings Authority Series N 5.50%, 7/01/2027 + ●	38,005
50,000	Puerto Rico Public Buildings Authority Series D 5.25%, 7/01/2036 + ●	34,550
410,000	Puerto Rico Public Buildings Authority Series N 5.00%, 7/01/2037 + ●	283,310
6,000	Puerto Rico Sales Tax Corp Ser A-1 4.5% 07/01/2034 ●	6,066
31,000	Puerto Rico Sales Tax Corp Ser A-1 4.55% 07/01/2040 ●	27,358
3,000	Puerto Rico Sales Tax Corp Ser A-1 4.55% 07/01/2040-2028 ●	2,952
22,000	Puerto Rico Sales Tax Corp Ser A-1 4.75% 07/01/2053 ●	20,860
57,000	Puerto Rico Sales Tax Corp Ser A-1 5% 07/01/2057 ●	56,319
12,000	Puerto Rico Sales Tax Corp Ser A-1 5% 07/01/2058 ●	10,500
3,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2024 ●	2,519
5,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2027 ●	3,728
5,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2029 ●	3,315
7,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2031 ●	4,141
8,000	PUERTO RICO SALES TAX CORP SER A-1 zero Coupon 07/01/2033 ●	4,245
79,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2046 ●	16,993
64,000	PUERTO RICO SALES TAX CORP SER A-1 Zero Coupon 07/01/2051 ●	10,126
85,000	University of Puerto Rico Series P 5.00%, 6/01/2019 ●	84,787
20,000	University of Puerto Rico Series P 5.00%, 6/01/2020 ●	19,950
30,000	University of Puerto Rico Series Q 5.00%, 6/01/2036 ●	29,325
TOTAL FOR MUNICIPAL BONDS (Cost $755,974) - 3.08%		721,240

PREFERRED STOCKS - 3.50%

Government Agencies - 3.33%
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual	68,850
9,500	Federal Home Loan Mortgage Corp. Series M 0.00%, Perpetual	142,500
1,000	Federal Home Loan Mortgage Corp. Series Q 0.00%, Perpetual **	15,280
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, Perpetual ** ●	384,500
8,300	Federal Home Loan Mortgage Corp. Series V 5.57%, Perpetual	68,060
2,674	Federal Home Loan Mortgage Corp. Series W 5.66%, Perpetual ●	21,927
10,000	Federal Home Loan Mortgage Corp. Series X 6.02%, Perpetual	80,000
		781,117
Insurance - .17%
10	MBIA Insurance Corp. 4.707%, Perpetual ^ # †●	40,000

TOTAL FOR PREFERRED STOCKS (Cost $1,099,271) - 3.50%		821,117

RIGHTS - .00%

Oil, Gas & Coal - .00%
155,336	Seadrill Ltd. (United Kingdom) ●	0

Pharmaceutical Preparations - .00%
12,000	Corium CVR	0

TOTAL FOR RIGHTS (Cost $0) - .00%		0

WARRANTS - .03%

Insurance - .03%
5,700	FGL Holdings (Bermuda) Exp. 12/2022 (Notional Value $65,500)	7,239

TOTAL FOR WARRANTS (Cost $9,132) - .03%		7,239

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $639,556) - 2.09%		489,392

BANK DEPOSIT ACCOUNTS - 19.46%
556,723	Collateral Huntington Conservative Deposit Account 2.30% ** (b)	556,723
4,002,570	Huntington Conservative Deposit Account 2.30% **	4,002,570
TOTAL FOR BANK DEPOSIT ACCOUNTS - (Cost $4,559,293) - 19.46%		4,559,293

TOTAL INVESTMENTS (Cost $25,049,337) *** - 99.79%		23,381,265

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $542,268) - -2.17%		(508,396)

INVESTMENTS IN SECURITIES SOLD SHORT, AT VALUE (Proceeds $570,704) - -3.24%		(758,080)

ASSETS IN EXCESS OF LIABILITIES, NET - 5.61%		1,315,499

NET ASSETS - 100.00%		$ 23,430,288

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2019.
*** Refer to Note 10 for tax cost.
ADR - American Depositary Receipt.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for securities sold short. Total value of collateral for securities sold short is $758,080.
+ Default Bonds
● Level 2 Security
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
^ Indicates a fair valued security. Total market value for fair valued securities is $749,310 representing 3.22% of net assets and Level 3 securities.

# Indicates securities that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended, is $1,219,751 representing 5.24% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $1,169,074, representing 5.03% of net assets.
€ Principal denominated in Euros.
The accompanying notes are an integral part of these financial statements.

*** At March 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $26,143,185 amounted to $3,179,489, which consisted of aggregate gross unrealized appreciation of $2,525,905 and aggregate gross unrealized depreciation of $5,705,395.

NOTES TO FINANCIAL STATEMENTS
Camelot Fund
1. SECURITY TRANSACTIONS

At March 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $26,143,185 amounted to $3,179,489, which consisted of aggregate gross unrealized appreciation of $2,525,905 and aggregate gross unrealized depreciation of $5,705,395.

2. SECURITY VALUATION
Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

· Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

·         Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

·         Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements
A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed - income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value. These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of March 31, 2019:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		12,492,173	$ 33,615	$ 8,593	12,534,381
Asset-Backed Securities		$0	167,685	$0	$167,685
Closed-End Funds		1,111,800	$0	$0	$1,111,800
Convertible Bonds		$0	418,668	$0	$418,668
Corporate Bonds		$377,462	$1,324,113	$756,285	$2,457,860
Escrow Notes		$0	$0	$0	$0
Mortgage-Backed Securities		$0	92,590	$0	$92,590
Municipal Bonds		$0	721,240	$0	$721,240
Preferred Stocks		$374,690	$406,427	$40,000	$821,117
Rights		$0	$0	$0	$0
Structured Note		$0	$0	$0	$0
Warrants		7,239	$0	$0	$7,239
Bank Deposit Accounts		4,559,293	$0	$0	$4,559,293
Call Options		35,050	$32,825	$0	$67,875
Put Options		$33,570	$387,947	$0	$421,517
Cash Equivalents		$4,559,293	$0	$0	$4,559,293
Total		23,550,570	$3,585,110	$ 804,878	$ 27,940,558

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Call Options Written		$47,005	$278,256	$0	$325,261
Put Options Written		$39,795	$143,340	$0	$183,135
Securities Sold Short		$758,080	$0	$0	$758,080
Total		$844,880	$421,596	$0	$1,266,476

		Camelot Fund
		Schedule of Options Purchased
		September 30, 2018 (Unaudited)

CALL OPTIONS - .29%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Biogen, Inc.	Susquehanna	10	$ 236,380	$ 240.00	7/19/2019	$ 15,200

Bunge Ltd.	Susquehanna	250	1,326,750	65.00	4/18/2019	1,250

Devon Energy Corp. ●	Susquehanna	65	205,140	27.00	4/18/2019	32,825

Newell Brands, Inc.	Susquehanna	250	383,500	19.00	6/21/2019	5,000

Newell Brands, Inc.	Susquehanna	200	306,800	18.00	9/20/2019	13,600

Total Call Options (Premiums Paid $100,189) - .29%						$ 67,875

PUT OPTIONS - 1.80%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Acadia Healthcare Company, Inc. ●	Susquehanna	70	205,170	30.00	9/20/2019	24,500

Alliance Data Systems Corp. ●	Susquehanna	12	209,976	170.00	9/20/2019	14,520

AngloGold Ashanti Ltd. ●	Susquehanna	150	196,500	13.00	10/18/2019	18,000

Biogen, Inc.	Susquehanna	10	236,380	215.00	5/17/2019	3,270

Bristol-Myers Squibb Co.	Susquehanna	40	190,840	50.00	9/20/2019	20,400

Cars.com, Inc. ●	Susquehanna	90	205,200	22.50	6/21/2019	18,225

CBS Corp. ●	Susquehanna	45	213,885	50.00	9/20/2019	20,138

Conagra Brands, Inc. ●	Susquehanna	90	249,660	23.00	9/20/2019	5,400

Centene Corp. ●	Susquehanna	50	265,500	50.00	6/21/2019	11,750

Cigna Corp. ●	Susquehanna	15	241,230	170.00	7/19/2019	21,525

Citrix Systems, Inc. ●	Susquehanna	20	109,626	100.00	6/21/2019	8,400

Citrix Systems, Inc. ●	Susquehanna	20	109,626	100.00	6/21/2019	12,060

Danaher Corp. ●	Susquehanna	15	198,030	130.00	9/20/2019	8,175

Danaher Corp. ●	Susquehanna	100	198,030	125.00	9/20/2019	6,500

DaVita, Inc. ●	Susquehanna	40	217,160	50.00	7/19/2019	10,200

Devon Energy Corp. ●	Susquehanna	140	441,840	29.00	7/19/2019	18,760

Diamondback Energy, Inc. ●	Susquehanna	20	203,060	90.00	6/21/2019	4,500

Hain Celestial Group, Inc.●	Susquehanna	110	254,320	18.00	5/17/2019	1,650

Humana, Inc. ●	Susquehanna	10	266,000	280.00	8/16/2019	24,500

Invesco Currency Shares Euro	Susquehanna	242	2,589,884	109.00	6/21/2019	50,094

LogMeIn, Inc. ●	Susquehanna	45	360,450	80.00	6/21/2019	24,075

Magellan Health, Inc. ●	Susquehanna	35	230,720	65.00	9/20/2019	18,725

Nielsen Holdings, Plc. ●	Susquehanna	100	236,700	24.00	6/21/2019	23,000

NXP Semiconductors NV	Susquehanna	25	220,975	90.00	5/17/2019	12,975

Science Applications International Corp. ●	Susquehanna	30	230,850	75.00	5/17/2019	6,075

SPDR S&P 500 ETF	Susquehanna	90	2,542,320	270.00	4/18/2019	4,950

SPDR S&P 500 ETF	Susquehanna	50	1,412,400	270.00	5/17/2019	9,150

Stryker Corp. ●	Susquehanna	40	790,080	170.00	6/21/2019	3,800

Yelp, Inc.	Susquehanna	60	207,000	35.00	5/17/2019	16,200

Total Put Options (Premiums Paid $539,367) - 1.80%						$ 421,517

TOTAL PURCHASED OPTIONS (Premiums Paid $639,556) - 2.09%						$ 489,392

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

Camelot Fund
Schedule of Written Options
September 30, 2018 (Unaudited)

CALL OPTIONS - 1.39%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Acadia Healthcare Company, Inc. ●	Susquehanna	70	205,170	35.00	9/20/2019	9,100

Alliance Data Systems Corp. ●	Susquehanna	12	209,976	190.00	9/20/2019	9,480

AngloGold Ashanti Ltd. ●	Susquehanna	150	196,500	16.00	10/18/2019	9,000

Biogen, Inc.	Susquehanna	10	236,380	225.00	5/17/2019	18,400

Biogen, Inc.	Susquehanna	10	236,380	240.00	4/18/2019	4,660

Bristol-Myers Squibb Co.	Susquehanna	40	190,840	55.00	9/20/2019	3,760

Bunge Ltd.	Susquehanna	250	1,326,750	75.00	4/18/2019	$ 1,250

Cars.com, Inc. ●	Susquehanna	90	205,200	25.00	6/21/2019	13,950

CBS Corp. ●	Susquehanna	45	213,885	47.50	9/20/2019	15,413

Conagra Brands, Inc. ●	Susquehanna	90	249,660	25.00	9/20/2019	34,200

Centene Corp. ●	Susquehanna	50	265,500	55.00	6/21/2019	13,450

Cigna Corp. ●	Susquehanna	15	241,230	180.00	7/19/2019	4,575

Citrix Systems, Inc. ●	Susquehanna	20	109,626	110.00	6/21/2019	2,200

Citrix Systems, Inc. ●	Susquehanna	20	109,626	110.00	9/20/2019	5,150

Danaher Corp. ●	Susquehanna	15	198,030	130.00	9/20/2019	12,780

DaVita, Inc. ●	Susquehanna	40	217,160	55.00	7/19/2019	17,000

Devon Energy Corp. ●	Susquehanna	140	441,840	31.00	7/19/2019	40,320

Diamondback Energy, Inc. ●	Susquehanna	20	203,060	110.00	6/21/2019	7,100

Hain Celestial Group, Inc. ●	Susquehanna	110	254,320	21.00	5/17/2019	29,700

Humana, Inc. ●	Susquehanna	10	266,000	305.00	8/16/2019	4,125

Invesco Currency Shares Euro	Susquehanna	242	2,589,884	109.00	6/21/2019	15,488

LogMeIn, Inc. ●	Susquehanna	45	360,450	90.00	6/21/2019	8,325

Magellan Health, Inc. ●	Susquehanna	35	230,720	75.00	9/20/2019	11,200

Nielsen Holdings, Plc. ●	Susquehanna	100	236,700	26.00	6/21/2019	10,000

NXP Semiconductors NV	Susquehanna	25	220,975	95.00	5/17/2019	5,525

Science Applications International Corp. ●	Susquehanna	30	230,850	80.00	5/17/2019	5,700

Sprout Farmers Market, Inc.	Susquehanna	90	193,860	22.50	4/18/2019	1,710

Yelp, Inc.	Susquehanna	60	207,000	36.00	5/17/2019	11,700

Total Call Options (Premiums Received $310,711) - 1.39%						$ 325,261

PUT OPTIONS - .78%

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

Acadia Healthcare Company, Inc. ●	Susquehanna	70	205,170	30.00	9/20/2019	11,550

Alliance Data Systems Corp. ●	Susquehanna	12	209,976	170.00	9/20/2019	6,540

AngloGold Ashanti Ltd. ●	Susquehanna	150	196,500	13.00	10/18/2019	6,750

Biogen, Inc.	Susquehanna	10	236,380	215.00	5/17/2019	1,400

Bristol-Myers Squibb Co.	Susquehanna	40	190,840	50.00	9/20/2019	9,800

Cars.com, Inc. ●	Susquehanna	90	205,200	22.50	6/21/2019	9,225

CBS Corp. ●	Susquehanna	45	213,885	50.00	9/20/2019	4,050

Conagra Brands, Inc. ●	Susquehanna	90	249,660	23.00	9/20/2019	2,430

Centene Corp. ●	Susquehanna	30	159,300	50.00	4/18/2019	1,350

Centene Corp. ●	Susquehanna	50	265,500	45.00	6/21/2019	3,750

Cigna Corp. ●	Susquehanna	15	241,230	170.00	7/19/2019	7,680

Citrix Systems, Inc. ●	Susquehanna	20	109,626	90.00	6/21/2019	2,650

Citrix Systems, Inc. ●	Susquehanna	20	109,626	90.00	6/21/2019	5,200

DaVita, Inc. ●	Susquehanna	40	217,160	45.00	7/19/2019	5,000

Devon Energy Corp. ●	Susquehanna	65	205,140	27.00	4/18/2019	390

Devon Energy Corp.●	Susquehanna	140	441,840	25.00	7/19/2019	6,300

Diamondback Energy, Inc. ●	Susquehanna	20	203,060	100.00	6/21/2019	11,100

Hain Celestial Group, Inc. ●	Susquehanna	110	254,320	16.00	5/17/2019	1,650

Humana, Inc. ●	Susquehanna	10	266,000	260.00	8/16/2019	12,800

LogMeIn, Inc. ●	Susquehanna	45	360,450	75.00	6/21/2019	14,400

Magellan Health, Inc. ●	Susquehanna	35	230,720	60.00	9/20/2019	15,575

Nielsen Holdings, Plc. ●	Susquehanna	100	236,700	23.00	4/18/2019	13,000

Nielsen Holdings, Plc.	Susquehanna	100	236,700	22.00	6/21/2019	15,750

NXP Semiconductors NV	Susquehanna	25	220,975	80.00	5/17/2019	4,075

Science Applications International Corp. ●	Susquehanna	30	230,850	70.00	5/17/2019	1,950

SPDR S&P 500 ETF	Susquehanna	90	2,542,320	260.00	4/18/2019	1,440

SPDR S&P 500 ETF	Susquehanna	50	1,412,400	260.00	5/17/2019	4,450

Yelp, Inc.	Susquehanna	60	207,000	28.00	5/17/2019	2,880

Total Put Options (Premiums Paid $231,557) - .78%						$ 183,135

TOTAL WRITTEN OPTIONS (Premiums Received $542,268) - 2.17%						$ 508,396

* Non-income producing securities during the period.
● Level 2 Security
The accompanying notes are an integral part of these financial statements.

	Camelot Fund
	Schedule of Securities Sold Short
	September 30, 2018 (Unaudited)

Shares		Value

	COMMON STOCK - 3.24%

	Services - Business Services, NEC - 3.24%
4,155	Alibaba Group Holdings Ltd. *	758,080

	TOTAL FOR COMMON STOCK (Proceeds $570,704) - 3.24%	758,080

	TOTAL SECURITIES SOLD SHORT (Proceeds $570,704) - 3.24%	$ 758,080

	* Represents non-income producing security.
	ADR - American Depositary Receipt
	The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 30, 2019

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 30, 2019